Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of operating leases

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	784	84
Lease liabilities – current	742	86
Lease liabilities – non-current	86	-
Total operating lease liabilities	828	86

The weighted average remaining lease terms and discount rates for the operating lease for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
Weighted average remaining lease term (years)	-	1.08	0.17
Weighted average discount rate	-	4.75%	4.75%

Schedule of lease expenses

For the years ended December 31, 2021, 2022 and 2023, the lease expenses were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expense	-	692	720
Short-term lease expense	-	91	18
Total lease expense	-	783	738

Schedule of future minimum rental payments for operating leases

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2023:

For the fiscal year ended December 31, 2023	Amount
RMB
2024	86
Thereafter	-
Total lease payments	86
Less: imputed interest	-
Present value of lease liabilities	86